Accounts receivable, net (Tables)	12 Months Ended
Mar. 31, 2019
Accounts receivable, net
Schedule of accounts receivable

	March 31,
	2018	2019	2019
	RMB	RMB	US$

Accounts receivable	337,567	366,214	54,568
Less: Allowance for doubtful accounts	(127,940)	(164,434)	(24,502)
Total accounts receivable, net	209,627	201,780	30,066

Representing:

Current portion:
- Processing fees	71,476	68,113	10,150
- Storage fees	35,001	27,465	4,092
- Others	1,341	1,345	200
	107,818	96,923	14,442
Non-current portion	101,809	104,857	15,624
Total accounts receivable, net	209,627	201,780	30,066

Schedule of non-current accounts receivable due for payment

	March 31, 2019
	RMB	US$
Fiscal years ending March 31,
2021	32,352	4,821
2022	33,032	4,922
2023	31,699	4,723
2024	26,343	3,925
2025 and thereafter	80,665	12,019
	204,091	30,410
Less: Unearned interest	(24,434)	(3,640)
Total non-current accounts receivable	179,657	26,770

Schedule of aging analysis of accounts receivable

	March 31,
	2018	2019	2019
	RMB	RMB	US$

Not past due	210,009	219,216	32,664
Within one year past due	34,366	27,138	4,044
Between one to two years past due	35,742	30,255	4,508
Over two years past due	57,450	89,605	13,352
Total accounts receivable	337,567	366,214	54,568

Schedule of allowance for doubtful accounts

	Year ended March 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$

Balance at beginning of year	100,894	117,602	127,940	19,064
Charged to allowance for doubtful accounts	29,574	31,716	38,214	5,694
Write-off charged against the allowance for the year	(12,866)	(21,378)	(1,720)	(256)
Balance at end of year	117,602	127,940	164,434	24,502